NET INCOME PER UNIT (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Year ended December 31, 2014
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	General Partner - PBF LLC	Total
Net income (loss):
Distributions declared	$12,706	$635	$12,551	$—	$25,892
Earnings less than distributions	2,034	(220)	2,258	(12,122)	(8,050)
Net income (loss)	$14,740	$415	$14,809	$(12,122)	$17,842

Weighted-average units outstanding - basic	15,812,500	355,302	15,886,553
Weighted-average units outstanding - diluted	15,814,525	355,302	15,886,553

Net income per limited partner unit - basic	$0.93	$1.17	$0.93
Net income per limited partner unit - diluted	$0.93	$1.17	$0.93

Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method [Table Text Block]
The following table shows the calculation of earnings less than distributions:

Year ended December 31, 2014
Net income	$17,842
Less distributions declared on:
Limited partner common units - public	12,706
Limited partner common units - PBF LLC	635
Limited partner subordinated units - PBF LLC	12,551
General partner - PBF LLC	—
Total distributions declared	25,892
Earnings less than distributions	$(8,050)